UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (19,040)	$ (30,140)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	661	1,948
Stock-based compensation expense	939	1,682
Reduction in the operating right of use assets	1,233	4,565
Write-off of deferred financing costs	208	0
Loss on sale of assets held for sale	3,539	0
Gain (loss) on sale of property and equipment	(113)	67
Non-cash interest expense	31	159
Loss on abandonment of operating lease right-of-use asset	927	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	3,328	(7,493)
Accounts payable	1,951	(1,900)
Accrued expenses	(4,922)	1,580
Deferred revenue	(3,729)	(4,504)
Operating lease liabilities	(1,041)	(4,614)
Other long term liabilities	57	105
Net cash used in operating activities	(15,971)	(38,545)
Cash flows from investing activities:
Proceeds from sales of assets held for sale	163	0
Proceeds from sales of property and equipment	524	0
Purchases of property and equipment	0	(123)
Net cash provided by (used in) investing activities	687	(123)
Cash flows from financing activities:
Payment of principal related to finance lease liabilities	(304)	(906)
Proceeds from failed sale-leaseback arrangement	0	686
Payment of finance liability from failed sale-leaseback arrangements	(327)	(645)
Proceeds from the exercise of stock options	5	4
Sale of common stock under Open Market Sale Agreement, net of issuance costs	0	2,286
Net cash (used in) provided by financing activities	(626)	1,425
Net decrease in cash, cash equivalents and restricted cash	(15,910)	(37,243)
Cash, cash equivalents, and restricted cash at beginning of the year	17,909	77,605
Cash, cash equivalents and restricted cash at end of the period	1,999	40,362
Supplemental disclosures of cash flow information:
Cash paid for interest	57	105
Supplemental disclosure of non-cash financing and investing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	836	4,337
Right-of-use assets obtained in exchange for new finance lease liabilities	0	1,660
Reclassification of deferred financing costs to additional paid-in capital	0	4
Finance lease liability settled by security deposit	303	0
Failed sale-leaseback arrangement in accounts payable	326	0
Remeasurement of finance right-of-use asset	$ 399	$ 0